Employee benefits expenses (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits expenses [Abstract]
Schedule of Employee Benefits Expenses
	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Directors’ emoluments	553,793	260,115	226,447
Short term employment benefits	1,395,550	895,300	522,391
Defined contribution plan	195,860	141,193	82,476
Other employee benefits	6,767	14,737	81,458
	2,151,970	1,311,345	912,772